FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS

NOTE 5 – FAIR VALUE MEASUREMENTS

The Company’s marketable equity securities and interest rate swap are measured at fair value on each reporting date.

Marketable Equity Securities

The marketable equity securities are measured at fair value using quoted prices in active markets. Due to the fact that the inputs used to measure the marketable equity securities at fair value are observable, the Company has categorized the fair value measurements of the securities as Level 1 in accordance with ASC 820-10-35. The Company records its investments in these marketable equity securities on the balance sheet as “Other assets.”

The cost, unrealized holding gains or losses, and fair value of the Company’s investments at September 30, 2013 and December 31, 2012 are as follows:

(In thousands)	September 30, 2013	December 31, 2012
Cost	$625	$5,207
Gross unrealized losses	—	—
Gross unrealized gains	334	106,220

Fair value	$959	$111,427

During the second quarter of 2013, the Company sold shares of Sirius XM Radio, Inc. held by it for $135.5 million, recognizing a gain on the sale of securities of $130.9 million.

Interest Rate Swap Agreement

The Company previously entered into a $2.5 billion notional amount interest rate swap agreement to effectively convert a portion of its floating-rate debt to a fixed basis, thus reducing the impact of interest rate changes on future interest expense. The interest rate swap agreement matured on September 30, 2013. The swap was designated as a cash flow hedge with the effective portion of the gain or loss on the swap reported as a component of other comprehensive income (loss). Ineffective portions of a cash flow hedging derivative’s change in fair value are recognized currently in earnings. In accordance with ASC 815-20-35-9, as the critical terms of the swap and the floating-rate debt being hedged were the same at inception and remained the same during the current period, no ineffectiveness was recorded in earnings for the three and nine months ended September 30, 2013.

The swap agreement was valued using a discounted cash flow model taking into account the present value of the future cash flows under the terms of the agreement by using market information available as of the reporting date, including prevailing interest rates and credit spread. Due to the fact that the inputs were either directly or indirectly observable, the Company classified the fair value measurements of its swap agreement as Level 2 in accordance with ASC 820-10-35.

The fair value of the Company’s $2.5 billion notional amount interest rate swap designated as a hedging instrument and recorded in “Other current liabilities” was $76.9 million at December 31, 2012. There was no liability at September 30, 2013 because the swap matured on September 30, 2013.

The following table details the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)	Accumulated other comprehensive loss
Balance at December 31, 2012	$48,180
Other comprehensive income	(48,180)

Balance at September 30, 2013	$—

Other Comprehensive Income (Loss)

The following table discloses the deferred income tax (asset) liability related to each component of other comprehensive income (loss) for the three and nine months ended September 30, 2013 and 2012, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Foreign currency translation adjustments and other	$3,742	$1,659	$(12,385)	$3,009
Unrealized holding gain (loss) on marketable securities	28,199	10,599	(11,010)	11,028
Unrealized holding gain on cash flow derivatives	10,254	7,048	28,759	20,648

Total increase in deferred tax liabilities	$42,195	$19,306	$5,364	$34,685

NOTE 6 – FAIR VALUE MEASUREMENTS

ASC 820-10-35 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Marketable Equity Securities

The Company’s marketable equity securities and interest rate swap are measured at fair value on each reporting date.

The marketable equity securities are measured at fair value using quoted prices in active markets. Due to the fact that the inputs used to measure the marketable equity securities at fair value are observable, the Company has categorized the fair value measurements of the securities as Level 1.

The cost, unrealized holding gains or losses, and fair value of the Company’s investments at December 31, 2012 and 2011 are as follows:

(In thousands) Investments	Cost	Gross Unrealized Losses	Gross Unrealized Gains	Fair Value
2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769

Total	$12,976	$-	$106,220	$119,196

2011
Available-for-sale	$7,786	$-	$65,214	$73,000
Other cost investments	4,766	-	-	4,766

Total	$12,552	$-	$65,214	$77,766

Other cost investments include various investments in companies for which there is no readily determinable market value. The Company recognized other-than-temporary impairments of $2.0 million on a cost investment for the year ended December 31, 2012, which was a non-cash impairment charge recorded in “Loss on marketable securities.”

The Company’s available-for-sale security, Independent News & Media PLC (“INM”), was in an unrealized loss position for an extended period of time. As a result, the Company considered the guidance in ASC 320-10-S99 and reviewed the length of the time and the extent to which the market value was less than cost and the financial condition and near-term prospects of the issuer. After this assessment, the Company concluded that the impairment was other than temporary and recorded a non-cash impairment charge of $2.6 million, $4.8 million and $6.5 million in “Loss on marketable securities” for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest Rate Swap

The Company’s $2.5 billion notional amount interest rate swap agreement is designated as a cash flow hedge and the effective portion of the gain or loss on the swap is reported as a component of other comprehensive income (loss). Ineffective portions of a cash flow hedging derivative’s change in fair value are recognized currently in earnings. In accordance with ASC 815-20-35-9, as the critical terms of the swap and the floating-rate debt being hedged were the same at inception and remained the same during the current period, no ineffectiveness was recorded in earnings.

The Company entered into its swap agreement to effectively convert a portion of its floating-rate debt to a fixed basis, thus reducing the impact of interest rate changes on future interest expense. The Company assesses at inception, and on an ongoing basis, whether its interest rate swap agreement is highly effective in offsetting changes in the interest expense of its floating rate debt. A derivative that is not a highly effective hedge does not qualify for hedge accounting.

The Company continually monitors its positions with, and credit quality of, the financial institution which is counterparty to its interest rate swap. The Company may be exposed to credit loss in the event of nonperformance by its counterparty to the interest rate swap. However, the Company considers this risk to be low. If a derivative instrument no longer qualifies as a cash flow hedge, hedge accounting is discontinued and the gain or loss that was recorded in other comprehensive income is recognized currently in income.

The swap agreement is valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and credit spread. Due to the fact that the inputs are either directly or indirectly observable, the Company classified the fair value measurement of the agreement as Level 2.

The fair value of the Company’s $2.5 billion notional amount interest rate swap designated as a hedging instrument was $76.9 million and recorded in “Other current liabilities” and $159.1 million and recorded in “Other long-term liabilities” at December 31, 2012 and 2011, respectively. The swap agreement matures on September 30, 2013.

The following table provides the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)		Accumulated other comprehensive loss
Balance at December 31, 2010	$	134,067
Other comprehensive income		33,775

Balance at December 31, 2011		100,292
Other comprehensive income		52,112

Balance at December 31, 2012	$	48,180